Provisions for judicial and administrative proceedings, commitments and other provisions	12 Months Ended
Dec. 31, 2025
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisions for judicial and administrative proceedings, commitments and other provisions

22.	Provisions for judicial and administrative proceedings, commitments and other provisions

a) Breakdown

The breakdown of “Obligations and Provisions” is as follows:

Thousands of Reais	2025	2024

Provisions for pension funds and similar liabilities (Note 21)	1,357,203	1,364,437
Provisions for judicial and administrative proceedings, commitments, and other provisions	10,447,279	9,612,493
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496
Judicial and administrative proceedings	9,495,060	9,065,853
Comprising:
Civil	3,459,137	3,330,621
Labor	3,835,099	2,946,482
Tax and Social Security	2,200,824	2,788,750
Provisions for contingent liabilities (Note 22.b.1)	787,837	440,113
Miscellaneous provisions	163,886	106,031
Total	11,804,482	10,976,930

b) Changes

The changes in “Obligation and Provisions” were as follows:

Thousands of Reais			2025
	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,364,437	9,612,493	10,976,930
Additions charged to income:
Interest expense and similar charges	90,822	-	90,822
Personnel Expenses (Note 39)	5,841	-	5,841
Establishment / Reversals and Adjustments of Provisions	(30)	4,978,678	4,978,648
Other Comprehensive Income	558,749	-	558,749
Establishment / Reversal of provisions for contingent commitments	-	347,724	347,724
Payments to external funds	(692,908)	-	(692,908)
Amount paid	-	(4,491,616)	(4,491,616)
Transfer to other assets - actuarial assets (Note 15)	30,292	-	30,292
Balance at the end of the fiscal year	1,357,203	10,447,279	11,804,482

Thousand of Reais			2024
	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	2,543,504	8,930,277	11,473,781
Additions charged to profit or loss:
Interest and Similar Income and Expenses	205,119	-	205,119
Personnel Expenses (Note 39)	6,280	-	6,280
Establishment / Reversals and Adjustments of Provisions	(24)	4,537,708	4,537,684
Other Comprehensive Income	736,938	-	736,938
Establishment / Reversal of provisions for contingent commitments	-	57,628	57,628
Payments to external funds (2)	(2,417,724)	-	(2,417,724)
Amount paid	-	(3,913,120)	(3,913,120)
Transfer to other assets - actuarial assets (Note 15)	24,452	-	24,452
Transfers, foreign exchange fluctuations, and other variations	265,892	-	265,892
Balance at the end of the fiscal year	1,364,437	9,612,493	10,976,930

Thousand of Reais			2023
	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,775,202	7,339,941	9,115,143
Additions charged to profit or loss:
Interest and Similar Income and Expenses	154,499	-	154,499
Personnel Expenses (Note 39)	3,788	-	3,788
Establishment / Reversals and Adjustments of Provisions	(89)	4,472,411	4,472,322
Other Comprehensive Income	834,702	-	834,702
Establishment / Reversal of provisions for contingent commitments	-	(47,999)	(47,999)
Payments to external funds	(251,467)	-	(251,467)
Amount paid	-	(2,834,076)	(2,834,076)
Transfer to other assets - actuarial assets (Note 15)	26,869	-	26,869
Balance at the end of the fiscal year	2,543,504	8,930,277	11,473,781
(1)	For further information, please refer to note 21. Provisions for pension funds and similar liabilities
(2)	Variation mainly resulting from AFABESP. (Note 21)

b.1) Provisions for contingent payments

As stated in note 1.iv, IFRS 9 mandates the recognition of a provision for expected loan losses on financial guarantee contracts that have not yet been honored. This provision expense, reflecting the credit risk, must be measured and recognized when such guarantees are honored and the guaranteed customer fails to meet their contractual obligations. Changes in these provisions during the fiscal years of 2025, 2024 and 2023 are detailed below.

Thousand of Reais	2025	2024	2023

Balance at the beginning of the period	440,113	382,485	430,484
Establishment / Reversal of provisions for contingent commitments	347,724	57,628	(47,999)
Balance at end of year	787,837	440,113	382,485

c) Provisions for Tax and Social Security, Labor and Civil Matters

Banco Santander and its subsidiaries are involved in judicial and administrative proceedings related to tax, social security, labor, and civil matters, arising from their regular business operations.

Provisions have been established based on the nature, complexity, and historical context of the legal proceedings, as well as on the assessment of loss in the companies' proceedings, informed by the opinions of both internal and external legal advisors. It is Banco Santander's policy to fully provision the value at risk for proceedings deemed to have a probable loss.

Management understands that the provisions made are sufficient to meet legal obligations and potential losses arising from judicial and administrative proceedings as follows:

c.1) Judicial and Administrative Proceedings Pertaining to Tax and Social Security Matters

Main judicial and administrative proceedings with probable loss risk

Banco Santander and its subsidiaries are involved in judicial and administrative proceedings related to tax and social security disputes, which are classified based on the opinion of legal advisors as having a probable loss risk.

Provisional Contribution on Financial Transactions (CPMF) in Client Operations) In May 2003, the Brazilian Federal Revenue Service issued a tax assessment notice against Santander Distribuidora de Títulos e Valores Mobiliários Ltda. (Santander DTVM) and another notice against Banco Santander (Brasil) S.A. The purpose of the proceedings was the collection of CPMF on transactions carried out by Santander DTVM in the management of its customers' funds and clearing services provided by the Bank to Santander DTVM, which occurred during the years 2000, 2001 and 2002. The administrative proceeding ended unfavorably for both Companies. On July 3, 2015, Banco and Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A. and Santander DTVM) filed a lawsuit seeking to cancel both tax debts. Said lawsuit resulted in an unfounded sentence and ruling, which led to the filing of a Special Appeal to the STJ and an Extraordinary Appeal to the STF, which are awaiting judgment. The cases related to the CPMF (Provisional Contribution on Financial Transactions) in Client Operations were subject to adherence to the Comprehensive Transaction Program (PTI), instituted by the Ministry of Finance. In December 2025, the amounts paid, totaling R$ 1,067 million established in the transaction, were fully provisioned.

National Institute of Social Security (INSS) - R$ 167 milion in Consolidated (12/31/2024 - R$ 142 milion in Consolidated) Banco Santander and the controlled companies discuss administratively and judicially the collection of the contribution of social security and education salary on various funds that, according to the assessment of legal advisors, do not have a salary nature.

Service Tax (ISS) - Financial Institutions – R$ 335 milion in Consolidated (12/31/2024 - R$ 366 milion in Consolidated): Banco Santander and the controlled companies are administratively and judicially discussing the requirement, for several municipalities, for the payment of ISS on various revenues arising from operations that are not usually classified as provision of services. Furthermore, other actions involving ISS, classified as possible risk of loss, are described in note 22.e.

c.2) Judicial and Administrative Proceedings Pertaining to Labor Matters

These are legal actions initiated by Labor Unions, Associations, the Labor Public Prosecutor's Office, and former employees, claiming labor rights they believe are due, particularly regarding the payment of "overtime" and other labor rights, including proceedings related to retirement benefits.

For claims regarded as routine and alike in nature, provisions are recorded based on the historical average of settled cases. Claims that do not meet this criterion are provisioned based on an individual assessment, with provisions established according to the probable risk of loss, in compliance with the law and jurisprudence, as determined by the loss assessment conducted by legal advisors.

c.3) Judicial and Administrative Proceedings Pertaining to Civil Matters

These provisions typically arise from: (i) claims requesting a review of contractual terms and conditions or monetary adjustment requests, including alleged impacts from the implementation of various government economic plans, (ii) claims related to financing contracts, (iii) enforcement actions, and (iv) claims for compensation for losses and damages. For civil claims deemed routine and alike in nature, provisions are recorded based on the historical average of settled cases. Claims that do not meet this criterion are provisioned based on an individual assessment, with provisions established according to the probable risk of loss, in compliance with the law and jurisprudence, as determined by the loss assessment conducted by legal advisors.

The main proceedings classified as probable loss risk are detailed below:

Compensatory Actions - These relate to compensation for material and/or moral damages arising from consumer relationships, primarily involving issues related to credit cards, consumer loans, current accounts, collections, loans, and other matters. For claims concerning causes deemed alike and routine for the business, within the normal course of the Bank's operations, provisions are established based on the historical average of settled cases. Claims that do not meet this criterion are provisioned based on an individual assessment, with provisions set according to the probable risk of loss, in compliance with the law and jurisprudence, as determined by the loss assessment conducted by legal advisors.

Economic Plans - These relate to judicial proceedings that claim alleged inflationary adjustments arising from Economic Plans (Bresser, Verão, Collor I and II), on the basis that such plans infringed upon vested rights associated with the application of purportedly owed inflationary indices to Savings Accounts, Judicial Deposits, and Time Deposits ("CDBs"). The provisions for these lawsuits are based on the individualized assessment of loss conducted by legal advisors.

Banco Santander is also a party to public civil actions related to the same subject matter, initiated by consumer protection entities, the Public Prosecutor's Office, or Public Defenders. Provisions are recognized only for cases with a probable loss risk, based on individual enforcement requests. The issue is currently under review by the STF. There is existing jurisprudence in the STF that is favorable to banks concerning economic phenomena similar to that of savings accounts, such as in the case of inflation adjustments to time deposits ("CDBs") and adjustments applied to contracts ("tablita").

However, the jurisprudence of the STF regarding the constitutionality of the regulations that amended Brazil's monetary standard has not yet been established. On April 14, 2010, the Superior Court of Justice ("STJ") ruled that the deadline for initiating public civil actions related to the inflation adjustments is 5 years from the date of the plans, but this ruling has not yet become final and conclusive. Accordingly, with this decision, a significant number of the claims, as filed after the 5 years deadline, are expected to be declared unfounded, thereby reducing the amounts involved. The STJ also ruled that the deadline for individual savers to register for Public Civil Actions is 5 years, counted from the date of the final judgment of the respective case. Banco Santander is confident in the success of the positions it has advocated before these courts, due to their substance and rationale.

Towards the end of 2017, the Attorney General's Office ("AGU"), the Brazilian Central Bank ("Bacen"), the Consumer Defense Institute ("Idec"), the Brazilian Savers Front ("Febrapo"), and the Brazilian Federation of Banks ("Febraban") entered into an agreement with the objective of resolving the legal disputes related to the Economic Plans.

The discussions were centered on determining the amount to be paid to each claimant, based on the balance in the savings account as of the plan's date. The total amount of the payments will depend on the number of participants, as well as the number of savers who have successfully demonstrated in court the existence of the account and the balance on the anniversary date of the index adjustment. The settlement agreement negotiated between the parties was ratified by the STF.

In a ruling by the STF, a nationwide suspension of all legal proceedings concerning the issue was ordered for the duration of the agreement, except for cases where judgments are being definitively enforced.

On March 11, 2020, the agreement was extended through an addendum, incorporating lawsuits exclusively pertaining to the discussion of the Collor Plan I. This extension is for a term of 5 years, and the ratification of the addendum's terms took place on June 3, 2020.

In May 2025, the Argument of Non-Compliance with Fundamental Precept (ADPF) number 165 was judged, recognizing the constitutionality of the Bresser, Verão, Collor I and II plans and guaranteeing savers the receipt of the amounts established in the collective agreement and setting a deadline of 24 months for new savers to join.

Management believes that the provisions made are adequate to cover the risks associated with the economic plans, in light of the ratified agreement.

c.4) Contingent Liabilities in Tax, Social Security, Labor, and Civil Matters Classified as Possible Loss Risk

These are judicial and administrative proceedings related to tax, social security, labor, and civil matters, classified, based on the opinion of legal advisors, as carrying a risk of possible loss, therefore, not provisioned.

Tax lawsuits with a possible loss classification totaled R$ 37,518 milion in the Consolidated (12/31/2024 - R$ 35,834 milion), with the main lawsuits being as follows:

PIS and COFINS- Lawsuits filed by Banco Santander (Brasil) S.A. and other entities of the Group to prevent the application of Law No. 9,718/98, which changes the calculation basis of the Social Integration Program (PIS) and the Contribution for Social Security Financing (COFINS), extending it to all revenues of the entities, and not only to revenues arising from the provision of services. Regarding the Banco Santander (Brasil) S.A. case, in 2015 the Brazilian Supreme Court (STF) admitted the extraordinary appeal filed by the Federal Government regarding PIS and denied the extraordinary appeal filed by the Federal Public Prosecutor's Office regarding the contribution to COFINS, confirming the decision of the Federal Regional Court in favor of Banco Santander (Brasil) S.A. in August 2007. The STF decided, by means of General Repercussion, Theme 372 and partially accepted the Federal Government's appeal, establishing the thesis that PIS/COFINS is levied on operating revenues arising from the typical activities of financial institutions. With the publication of the judgment, the Bank filed a new appeal regarding PIS, which is awaiting analysis. Based on the assessment of legal advisors, the risk prognosis was classified as a possible loss, with an appeal not being probable. As of December 31, 2025, the amount involved is R$ 2,349 milion. For the other legal actions, the respective PIS and COFINS obligations were established.

INSS on Profit Sharing or Results (PLR) - The Bank and its subsidiaries are subject to legal and administrative proceedings arising from questions from tax authorities regarding the collection of social security contributions on payments made as profit sharing. On December 31, 2025, the amount was approximately R$ 11,090 milion.

Service Tax (ISS) - Financial institutions - Banco Santander and its subsidiaries are contesting both administratively and judicially the imposition by several municipalities of the ISS on various income derived from operations not typically recognized as service provision. As of December 31, 2025, the value was approximately R$ 3,778 milion .

Non-Ratified Tax Offsetting - The Bank and its subsidiaries are engaged in both administrative and legal disputes with the Federal Revenue Service over the non-ratification of tax offsets involving credits from overpayments or undue payments. As of December 31, 2025, the total amount was approximately R$ 7,068 milion.

Losses in Credit Operations -The Bank and its subsidiaries contested the tax assessments issued by the Brazilian Federal Revenue Service, alleging the undue deduction of losses on credit transactions from the IRPJ and CSLL calculation bases for allegedly not meeting the requirements of the applicable laws. On December 31, 2025, the amount was approximately R$ 1,153 milion.

Use of CSLL Tax Loss and Negative Base - Notices of infraction issued by the Brazilian Federal Revenue for the fiscal years 2009 and 2019, concerning alleged improper offsetting of tax losses and negative CSLL base, following tax assessments from previous periods. A decision in the administrative court is pending. As of December 31, 2025, the value was approximately R$ 2,729 milion .

Amortization of Goodwill from Banco Sudameris Acquisition - The tax authorities issued notices of violation to demand payment of IRPJ and CSLL, including late payment charges, related to the tax deduction of the amortization of the goodwill paid in the acquisition of Banco Sudameris, for the base period from 2007 to 2012. Banco Santander presented the respective administrative defenses. The first period assessed is awaiting analysis of an appeal at CARF. Regarding the period from 2009 to 2012, a lawsuit was filed to discuss the IRPJ portion, due to the unfavorable conclusion in the administrative process. For the CSLL portion of this same period, we request the withdrawal of the Special Appeal filed, aiming to take advantage of the benefits established by Law No. 14,689/2023 (quality vote). A lawsuit will be filed for the remaining portion. On December 31, 2025, the amount was approximately R$ 836 milion .

IRPJ and CSLL Capital Gains - The Brazilian Federal Revenue Service issued a tax assessment notice against Santander Seguros (legal successor of ABN AMRO Brasil Dois Participações S.A. (AAB Dois Par) charging income tax and social contribution related to the fiscal year 2005. The Brazilian Federal Revenue Service claims that the capital gain on the sale of shares of Real Seguros S.A. and Real Vida e Previdência S.A. by AAB Dois Par should be taxed at a rate of 34.0% instead of 15.0%. The assessment was administratively challenged based on the understanding that the tax treatment adopted in the transaction was in accordance with the current tax legislation and the capital gain was duly taxed. The administrative proceeding ended unfavorably to the Company. In July 2020, the Company filed a lawsuit seeking to cancel the debt. The lawsuit is awaiting judgment. Banco Santander is responsible for any adverse outcome in this proceeding as the former controlling shareholder of Zurich Santander Brasil Seguros e Previdência S.A. On December 31, 2025, the value was approximately R$ 603 milion .

IRRF – Overseas Remittance - The Company filed a lawsuit seeking to eliminate the taxation of Income Tax Withheld at Source – IRRF, on payments derived from the provision of technology services by companies headquartered abroad, due to the existence of International Treaties signed between Brazil-Chile; Brazil-Mexico and Brazil-Spain, thus avoiding double taxation. A favorable judgment was handed down and the National Treasury appealed to the Regional Federal Court of the 3rd Region, where it awaits judgment. On December 31, 2025, the amount was approximately R$ 1,524 milion.

Labor and civil lawsuits classified as having a potential loss totaled R$ 1,493 million and R$ 2,226 million, respectively, in the consolidated figures.